Property, Plant and Equipment	12 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	September 30, 2019	September 30, 2018
	(in millions)
Land	$12	$11
Buildings and improvements	186	109
Furniture and fixtures	25	11
Computer hardware and software	337	302
Construction in progress	20	42
Machinery and equipment	27	11

Gross Property, Plant and Equipment	$607	$486
Less accumulated depreciation	(307)	(257)

Net Property, Plant and Equipment	$300	$229